SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 498,366	$ 456,747	$ 479,672
Accumulated depreciation	(431,060)	(402,920)	(390,396)
Net book value	67,306	53,827	89,276
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	3,880	3,880	3,880
Accumulated depreciation	(2,980)	(2,778)	(573)
Net book value	400	1,063	3,307
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	371,954	334,253	348,376
Accumulated depreciation	(305,048)	(281,489)	(271,107)
Net book value	66,906	52,764	77,269
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	123,032	118,653	127,416
Accumulated depreciation	(123,032)	(118,653)	(118,716)
Net book value			$ 8,700